SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-Lived Assets	$ 75,903	$ 68,327
Israel [Member]
Long-Lived Assets	48,452	39,567
Europe [Member]
Long-Lived Assets	2,171	1,836
United States [Member]
Long-Lived Assets	15,459	16,225
Japan [Member]
Long-Lived Assets	6,164	6,804
Others [Member]
Long-Lived Assets	$ 3,657	$ 3,895